Earnings Per Ordinary Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents the computation of basic and diluted earnings/(loss) per ordinary share for the twelve months ended December 31, 2023, 2022 and 2021.

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions, except share and share amounts)
Net income	$534.7	$51.1	$29.8
Less: Preference share dividends	(49.9)	(44.6)	(44.5)
Net income/(loss) available to ordinary shareholders	$484.8	$6.5	$(14.7)

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839

Basic and diluted earnings/(loss) per ordinary share	$8.03	$0.11	$(0.24)
The following table presents the computation of basic and diluted earnings per ordinary share for the three and nine months ended September 30, 2024 and 2023.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	($ in millions, except share and per share amounts)
Net income	$56.7	$86.3	$237.5	$305.2
Less: Preference share dividends	(13.8)	(13.8)	(41.1)	(36.0)
Net income available to ordinary shareholders	$42.9	$72.5	$196.4	$269.2

Basic and diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839	60,395,839

Basic and diluted earnings per ordinary share	$0.71	$1.20	$3.25	$4.46